Olstein All Cap Value Fund
Olstein All Cap Value Fund
Investment Objectives
The Fund’s primary investment objective is long-term capital appreciation and its secondary objective is income.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Olstein All Cap Value Fund		Adviser Class	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original purchase price or the value of the shares upon redemption within one year of purchase)		none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)		none	none
Redemption Fees	[1]	none	none
[1]	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Olstein All Cap Value Fund		Adviser Class	Class C
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	1.00%
Other Expenses	[1]	0.27%	0.27%
Total Annual Fund Operating Expenses		1.27%	2.27%
[1]	Other Expenses include acquired fund fees and expenses, which were 0.01% of the Fund's average net assets during the fiscal year ended June 30, 2015. Total Annual Fund Operating Expenses shown in the above table differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude acquired fund fees and expenses.

Expense Example:
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in each class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period, unless otherwise indicated.  The examples also assume that you earn a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Olstein All Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Adviser Class	129	403	697	1,534
Class C	330	709	1,215	2,605

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Olstein All Cap Value Fund | Class C | USD ($)	230	709	1,215	2,605

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.57% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of common stocks that the Fund’s investment adviser, Olstein Capital Management, L.P. (“OCM”), believes are significantly undervalued.  OCM follows an accounting-driven, value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company’s underlying business. The Fund uses several valuation methods to determine private market value, all methods emphasize expected future free cash flow (after capital expenditures and working capital needs).

When evaluating the value of stocks for the Fund, OCM undertakes an in-depth analysis of financial statements, as it seeks to identify early signs of potential changes in a company’s ability to generate sustainable free cash flow as well as its potential to grow.  When determining sustainable free cash flow and the quality of earnings, OCM assesses the accounting practices and assumptions used to construct financial statements against the economic reality of the company’s business.  OCM believes that in-depth analysis of financial statements reveals the success of a company’s strategy, the sustainability of its performance and the impact of management decisions on future cash flow.  OCM further believes that such an analysis is more useful to an investor than management forecasts or earnings guidance.

OCM believes stock prices often fall below a company’s private market value as a result of a short-term focus on, or an overreaction to, negative information regarding the company or its industry, or negative overall market psychology.  The Fund seeks to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at a discount to OCM’s estimate of private market value, which could result in above-average capital appreciation if such discount is corrected by market forces or other catalysts that change perceptions.

The Fund’s bottom-up analysis seeks to identify companies with unique business fundamentals and a competitive edge, which usually provide a greater predictability of future free cash flow.  Companies with free cash flow have the potential to enhance shareholder value by increasing dividends, repurchasing shares, reducing debt, engaging in strategic acquisitions, withstanding an economic downturn without adopting harmful short term strategies or being an attractive acquisition target.

The Fund will invest in companies without regard to whether they are conventionally categorized as small, medium, or large capitalization or whether they are characterized as growth (growth is a component of the Fund’s definition of value), value, cyclical, or any other category.  The Fund may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, but the Fund’s foreign investments will be limited to investments in developed countries, rather than countries with developing or emerging markets.

Main Risks
There can be no assurance that the Fund will achieve its objectives.  Each of the risks listed below has the potential (individually or in any combination) to affect adversely the net asset value of the Fund and cause you to lose money.

Stock Market Risk: The Fund is subject to the risk that stock prices may decline over short or even extended periods of time.

Management Risk:  The investment techniques used by OCM may not produce the desired results and cause the Fund to underperform its benchmarks or mutual fund peers.

Small- and Mid-Sized Company Risk:  Small- and mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and small capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals.

Value Investing Style Risk:  The Fund uses a value-oriented investment approach.  However, a particular value stock may not increase in price as anticipated by OCM (and may actually decline in price) if other investors fail to recognize the stock’s value or if a catalyst that OCM believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated.

Foreign Investing Risk:  Investing in foreign companies typically involves more risks than investing in U.S. companies.  These risks can increase the potential for losses in the Fund and may include risks related to currency exchange rate fluctuations, country or government specific issues (for example, terrorism, war, social and economic instability, currency devaluations, and restrictions on foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Performance
The bar chart and tables shown below illustrate the variability of the Fund’s returns.  The bar chart indicates the risks of investing in Class C shares of the Fund by showing the changes in the performance of the Class C shares of the Fund from year to year (on a calendar year basis).  The tables show how the average annual returns of the Adviser Class and Class C shares for the one-, five- and ten-year periods compare with those of the Russell 3000® Value Index, Russell 3000® Index and S&P 500® Index.  The Russell 3000® Value Index, Russell 3000® Index and S&P 500® Index represent broad measures of market performance. The Fund has elected to change its broad-based securities market index that it uses for performance comparison purposes from the S&P 500® Index to the Russell 3000® Value Index because the Fund believes the Russell 3000® Value Index more closely reflects the Fund’s value orientation and all-capitalization strategy, as well as the performance of the types of securities in which the Fund invests, than the S&P 500® Index. The Fund will continue to use the Russell 3000® Index as an additional index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting  http://www.olsteinfunds.com or by calling (800) 799-2113.

Total Return for Class C as of 12/31*

*
The above returns do not reflect the contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed if an investor redeems Class C shares within the first year of purchase.  If the CDSC was reflected, returns would be less than those shown above.

Total Return from January 1, 2015 to September 30, 2015: -12.23%
Best Quarter—Quarter ended June 30, 2009: 21.54%
Worst Quarter—Quarter ended December 31, 2008: -28.36%

Average Annual Total Returns for the Periods Ending December 31, 2014
Average Annual Returns - Olstein All Cap Value Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Class C	Class C Return Before Taxes	14.03%	[1]	15.00%		5.81%
Adviser Class	Adviser Class Return Before Taxes	16.20%	[2]	15.94%	[2]	6.64%	[2]
After Taxes on Distributions | Class C	Class C Return After Taxes on Distributions	13.71%	[1]	14.94%		5.18%
After Taxes on Distributions | Adviser Class	Adviser Class Return After Taxes on Distributions	15.92%	[2]	15.89%	[2]	6.05%	[2]
After Taxes on Distributions and Sale of Fund Shares | Class C	Class C Return After Taxes on Distributions and Sale of Fund Shares	8.20%	[1]	12.10%		4.68%
After Taxes on Distributions and Sale of Fund Shares | Adviser Class	Adviser Class Return After Taxes on Distributions and Sale of Fund Shares	9.39%	[2]	12.90%	[2]	5.35%	[2]
Russell 3000® Value Index Class C Comparison (w/ dividends reinvested)	Russell 3000® Value Index (w/ dividends reinvested) Indices reflect no deductions for fees, expenses or taxes	12.70%	[3]	15.34%	[3]	7.26%	[3]
Russell 3000® Index Class C Comparison (w/ dividends reinvested)	Russell 3000® Index (w/dividends reinvested) Indices reflect no deductions for fees, expenses or taxes	12.56%		15.63%		7.94%
S&P 500® Index Class C Comparison (w/ dividends reinvested)	S&P 500® Index (w/dividends reinvested) Indices reflect no deductions for fees, expenses or taxes	13.69%	[3]	15.45%	[3]	7.67%	[3]
Russell 3000® Value Index Adviser Class Comparison (w/ dividends reinvested)	Russell 3000® Value Index (w/ dividends reinvested) Indices reflect no deductions for fees, expenses or taxes	12.70%	[3]	15.34%	[3]	7.26%	[3]
Russell 3000® Index Adviser Class Comparison (w/ dividends reinvested)	Russell 3000® Index (w/dividends reinvested) Indices reflect no deductions for fees, expenses or taxes	12.56%		15.63%		7.94%
S&P 500® Index Adviser Class Comparison (w/ dividends reinvested)	S&P 500® Index (w/dividends reinvested) Indices reflect no deductions for fees, expenses or taxes	13.69%	[3]	15.45%	[3]	7.67%	[3]
[1]	The 1 Year total return figures for Class C assume that the shareholder redeemed at the end of the first year and paid the CDSC of 1.00%. The average annual total returns for Class C shown for 5 Years and 10 Years do not include the CDSC because there is no CDSC if shares are held longer than 1 year.
[2]	Effective October 31, 2013, the Board of Trustees of the Trust terminated the Adviser Class's Rule 12b-1 Shareholder Servicing and Distribution Plan. If the elimination of the Adviser Class's Rule 12b-1 Shareholder Servicing and Distribution Plan had been reflected in the performance information in the table above for periods prior to October 31, 2013, assuming no other changes but the elimination of the Adviser Class's Rule 12b-1 fee, performance would have been higher for the Adviser Class shares for such periods.
[3]	The Fund has elected to change its broad-based securities market index that it uses for performance comparison purposes from the S&P 500® Index to the Russell 3000® Value Index because the Fund believes the Russell 3000® Value Index more closely reflects the Fund's value orientation and all-capitalization strategy, as well as the performance of the types of securities in which the Fund invests, than the S&P 500® Index. The Fund will continue to use the Russell 3000® Index as an additional index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your particular tax situation and may differ from those shown.  These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account (“IRA”).  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.